Annual Total Returns [BarChart] - Western Asset Short-Term Bond Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	1.12%
Annual Return 2012	3.87%
Annual Return 2013	0.32%
Annual Return 2014	0.94%
Annual Return 2015	0.06%
Annual Return 2016	1.85%
Annual Return 2017	2.23%
Annual Return 2018	1.29%
Annual Return 2019	4.49%
Annual Return 2020	3.72%